Group - Statement of Comprehensive Income - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit (loss) for the period	$ 313	$ 373	$ 646
Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(22)	(10)	(22)
Items that will not be reclassified subsequently to profit or loss:
Exchange differences on translation of non-foreign operations	3	2	(3)
Net (loss) gain on equity investments	(37)	(40)	(73)
Actuarial gain (loss) recognised	0	0	(1)
Deferred taxation thereon	14	(4)	(6)
Other comprehensive income that will not be reclassified to profit or loss	(20)	(42)	(83)
Other comprehensive income (loss) for the period, net of tax	(42)	(52)	(105)
Total comprehensive income (loss) for the period, net of tax	271	321	541
Allocated as follows:
Equity shareholders	256	310	517
Non-controlling interests	$ 15	$ 11	$ 24